INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 37,488	$ 56,762
Restricted cash	11	162
Short-term investments	67,460	96,857
Other accounts receivable and prepaid expenses	12,769	11,894
Total current assets	117,728	165,675
NON-CURRENT ASSETS:
Non-current restricted cash	2,999	3,001
Other accounts receivable	2,667	3,337
Operating lease right-of-use asset	24,784	26,061
Property and equipment, net	17,337	16,939
Total non-current assets	47,787	49,338
TOTAL ASSETS	165,515	215,013
CURRENT LIABILITIES:
Trade payables	4,818	6,172
Other accounts payable and accrued expenses	10,862	11,118
Operating lease liability	2,592	2,748
Total current liabilities	18,272	20,038
NON-CURRENT LIABILITIES:
Deferred revenues	0	943
Operating lease liability	17,678	18,623
Total non-current liabilities	17,678	19,566
TOTAL LIABILITIES	35,950	39,604
Commitments and Contingencies
SHAREHOLDERS’ EQUITY:
Ordinary shares	0	0
Additional paid-in capital	906,326	897,337
Accumulated deficit	(776,761)	(721,928)
Total shareholders’ equity	129,565	175,409
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 165,515	$ 215,013